Summary of Principal Accounting Policies (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders - basic	$ 51,957,425	$ (56,971,404)	$ (270,357,081)
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)	192,566
Net income (loss) attributable to E-House ordinary shareholders diluted	52,149,991	(56,971,404)	(270,357,081)
Weighted average ordinary shares outstanding - basic	130,163,165	106,159,388	79,769,823
Convertible senior notes	334,821
Share options and restricted shares	5,282,011
Weighted average number of ordinary shares outstanding diluted	135,779,997	106,159,388	79,769,823
Basic earnings (loss) per share	$ 0.40	$ (0.54)	$ (3.39)
Diluted earnings (loss) per share	$ 0.38	$ (0.54)	$ (3.39)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Share options and restricted shares excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)		14,660,788	3,345,726
Non-controlling interest
Net income (loss) allocated to CRIC	871,136	14,077,967	194,663,431
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	51,957,425	(56,971,404)	(270,357,081)
CRIC
Non-controlling interest
Net income (loss) allocated to CRIC		13,547,386	190,696,283
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House		(56,971,404)	(270,357,081)
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 4,206,600 ,64,642,647 CRIC common shares for the years ended December 31, 2011, and 2012 respectively		(149,461,182)	(120,820)
Purchase of common shares to effect changes in E-house's ownership interest		64,642,647	4,206,600
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares		(332,951)	(2,353,082)
Net transfers to non-controlling interest		(149,794,133)	(2,473,902)
Change from net income attributable to E-House and transfers (to) from non-controlling interest		$ (206,765,537)	$ (272,830,983)